Warrants - Series A-1 Warrants (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2011	Dec. 31, 2021	Dec. 31, 2020	Jul. 07, 2020	Mar. 31, 2015
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Exercise price of warrants					$ 11.50
Sale of Private Placement Warrants (in shares)					7,520,000
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Gross proceeds from first sale of shares			$ 50.0
Sale of Private Placement Warrants (in shares)			522,009	522,009
Warrant liabilities				$ 11.5
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Series A-1 redeemable convertible preferred stock ("Series A-1")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Exercise price of warrants		$ 4.44				$ 4.44
Gross proceeds from first sale of shares		$ 5.0
Quotient for calculating number of warrants exercisable		$ 0.3
Sale of Private Placement Warrants (in shares)						74,784
Term for warrants expiration			3 years
Warrant liabilities			$ 0.6
Shares issued on Conversion of debt	52,222
Exercise of warrants			$ 0.9